Financial Liabilities - Loans and Borrowings (Details) € in Thousands	48 Months Ended
	Dec. 31, 2018 EUR (€) loan	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Financial Liabilities
Amount extended		€ 4,672,000	€ 5,152,000
Non-current, Loan transaction costs		(169,000)	(232,000)
Non-current loans and borrowings		2,159,000	2,338,000
Current loans and borrowings, Amount extended			277
Current loans, Loan transaction costs		(1,000)	(1,000)
Current loans and borrowings		160	316
Current loans and borrowings, accrued interest		13,000	26,000
Loans and Borrowings
Financial Liabilities
Non-current, Loan transaction costs		(59,000)	(88,000)
Senior debt
Financial Liabilities
Amount extended		3,704,000	3,704,000
Non-current loans and borrowings, Carrying amount		2,186,000	2,373,000
Current loans and borrowings, Carrying amount		23,000	24,000
EIB Loan
Financial Liabilities
Amount extended		170,000	170,000
Carrying amount		53,000	85,000
Non-current loans and borrowings, Carrying amount		32,000	53,000
Current loans and borrowings, Carrying amount		21,000	31,000
Number of long-term loans arranged with European Investment Bank | loan	3
Nominal value	€ 270,000
Long-term loans maturity period (in years)	10 years
Long-term loans grace period (in years)	2 years
EIB loans of Euro 1
Financial Liabilities
Nominal value	€ 85,000
EIB loans of Euro 2
Financial Liabilities
Nominal value	85,000
EIB loans of Euro 3
Financial Liabilities
Nominal value	€ 100,000
Revolving Credit
Financial Liabilities
Amount extended		798,000	1,278,000
Carrying amount				€ 360,000
Other current loans
Financial Liabilities
Current loans and borrowings, Amount extended			277,000
Current loans and borrowings, Carrying amount		€ 114,000	261,000
Other current loans | Minimum
Financial Liabilities
Interest rate		0.10%
Other current loans | Maximum | Euribor
Financial Liabilities
Adjustment to interest rate basis (as a percent)		7.90%
Senior Debt Due 2024
Financial Liabilities
Nominal value			240,000
US dollar | Senior debt - Tranche B, Maturity in 2027
Financial Liabilities
Amount extended		€ 2,344,000	2,344,000
Non-current loans and borrowings, Carrying amount		1,334,000	1,516,000
Current loans and borrowings, Carrying amount		€ 15,000	17,000
US dollar | Senior debt - Tranche B, Maturity in 2027 | SOFR
Financial Liabilities
Adjustment to interest rate basis (as a percent)		2.00%
US dollar | Revolving Credit, Maturity in 2025
Financial Liabilities
Amount extended			415,000
US dollar | Revolving Credit, Maturity in 2025 | SOFR
Financial Liabilities
Adjustment to interest rate basis (as a percent)		2.50%
US dollar | Revolving credit facility due in May 2027
Financial Liabilities
Amount extended		€ 798,000	864,000
Current loans and borrowings, Carrying amount		€ 2,000
US dollar | Revolving credit facility due in May 2027 | SOFR
Financial Liabilities
Adjustment to interest rate basis (as a percent)		3.00%
Euros | Senior debt - Tranche B, Maturity in 2027
Financial Liabilities
Amount extended		€ 1,360,000	1,360,000
Non-current loans and borrowings, Carrying amount		852,000	857,000
Current loans and borrowings, Carrying amount		€ 8,000	8,000
Euros | Senior debt - Tranche B, Maturity in 2027 | Euribor
Financial Liabilities
Adjustment to interest rate basis (as a percent)		2.25%
Euros | EIB Loan, Maturing in 2025
Financial Liabilities
Interest rate		2.40%
Current loans and borrowings, Carrying amount			10,000
Euros | EIB Loan, Maturing in 2027
Financial Liabilities
Amount extended		€ 85,000	85,000
Non-current loans and borrowings, Carrying amount		€ 11,000	21,000
Interest rate		2.02%
Current loans and borrowings, Carrying amount		€ 11,000	11,000
Euros | EIB Loan, Maturing in 2028
Financial Liabilities
Amount extended		85,000	85,000
Non-current loans and borrowings, Carrying amount		€ 21,000	32,000
Interest rate		2.15%
Current loans and borrowings, Carrying amount		€ 11,000	€ 11,000